Summary of Significant Accounting Policies - Estimated Useful Lives used to Depreciate Real Property Assets (Detail)	Dec. 31, 2024
Buildings | Minimum
Property Plant And Equipment [Line Items]
Standard Depreciable Life	30 years
Buildings | Maximum
Property Plant And Equipment [Line Items]
Standard Depreciable Life	40 years
Site Improvements | Minimum
Property Plant And Equipment [Line Items]
Standard Depreciable Life	7 years
Site Improvements | Maximum
Property Plant And Equipment [Line Items]
Standard Depreciable Life	10 years